Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio
March 31, 2022
VIPGRO-NPRT1-0522
1.799866.118
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.7%
Diversified Telecommunication Services - 0.1%
Starry, Inc.	164,939	1,226,157
Entertainment - 3.1%
Roku, Inc. Class A (a)	465,024	58,253,556
Sea Ltd. ADR (a)	233,088	27,921,612
		86,175,168
Interactive Media & Services - 12.6%
Alphabet, Inc.:
Class A (a)	25,776	71,692,078
Class C (a)	61,623	172,112,423
Bumble, Inc. (a)	18,600	539,028
Meta Platforms, Inc. Class A (a)	246,679	54,851,542
Snap, Inc. Class A (a)	593,100	21,345,669
Zoominfo Technologies, Inc. (a)	461,300	27,558,062
		348,098,802
Media - 1.0%
Innovid Corp. (b)	141,062	852,014
Magnite, Inc. (a)	973,050	12,853,991
TechTarget, Inc. (a)	159,128	12,933,924
		26,639,929
Wireless Telecommunication Services - 2.9%
T-Mobile U.S., Inc. (a)	631,288	81,025,815
TOTAL COMMUNICATION SERVICES		543,165,871
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 1.8%
Neutron Holdings, Inc. (a)(b)(c)	106,587	4,200
Rad Power Bikes, Inc. (a)(b)(c)	56,834	544,686
Rivian Automotive, Inc.	242,818	11,589,218
Tesla, Inc. (a)	34,225	36,880,860
		49,018,964
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (b)	119,354	270,934
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	104,100	17,880,216
Sonder Holdings, Inc. (b)	58,023	275,609
Sonder Holdings, Inc.	222,530	951,316
Sonder Holdings, Inc.:
rights (a)(c)	2,658	5,396
rights (a)(c)	2,658	4,226
rights (a)(c)	2,657	3,374
rights (a)(c)	2,657	2,710
rights (a)(c)	2,657	2,205
rights (a)(c)	2,657	1,807
Sweetgreen, Inc.	110,404	3,355,233
		22,482,092
Household Durables - 0.1%
Purple Innovation, Inc. (a)(d)	246,010	1,439,159
Tempur Sealy International, Inc.	80,900	2,258,728
		3,697,887
Internet & Direct Marketing Retail - 9.0%
Amazon.com, Inc. (a)	50,128	163,414,774
Cazoo Group Ltd. (b)	37,900	99,374
Cazoo Group Ltd. Class A (a)(d)	1,512,567	4,174,685
Chewy, Inc. (a)(d)	275,449	11,232,810
Doordash, Inc. (a)	138,000	16,172,220
FSN E-Commerce Ventures Private Ltd. (a)(b)	362,370	6,853,971
Global-e Online Ltd. (a)	574,033	19,390,835
JD.com, Inc. sponsored ADR (a)	135,400	7,835,598
Pinduoduo, Inc. ADR (a)	188,500	7,560,735
Porch Group, Inc. Class A (a)	208,672	1,449,227
Wayfair LLC Class A (a)	76,874	8,516,102
Zomato Ltd. (a)(b)	1,567,800	1,529,442
		248,229,773
Specialty Retail - 3.7%
Academy Sports & Outdoors, Inc.	94,900	3,739,060
American Eagle Outfitters, Inc.	46,463	780,578
Auto1 Group SE (a)(e)	864,000	9,878,193
Carvana Co. Class A (a)(d)	650,470	77,594,566
Dick's Sporting Goods, Inc. (d)	116,400	11,642,328
		103,634,725
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. Class A	15,500	93,155
Bombas LLC (a)(b)(c)	745,906	5,944,214
Capri Holdings Ltd. (a)	40,700	2,091,573
lululemon athletica, Inc. (a)	26,072	9,522,277
Tapestry, Inc.	99,800	3,707,570
		21,358,789
TOTAL CONSUMER DISCRETIONARY		448,693,164
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	5,700	2,214,279
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(b)(c)	8,327	269,878
Food Products - 0.1%
Local Bounti Corp. (a)	284,498	2,415,388
Household Products - 0.0%
Procter & Gamble Co.	1,700	259,760
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	560	22,966
TOTAL CONSUMER STAPLES		5,182,271
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
NOV, Inc.	48,400	949,124
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	245,400	7,492,062
Canadian Natural Resources Ltd.	441,800	27,356,508
Cenovus Energy, Inc. (Canada)	614,600	10,245,382
Exxon Mobil Corp.	366,600	30,277,494
Hess Corp.	288,400	30,870,336
Tourmaline Oil Corp.	48,675	2,242,675
		108,484,457
TOTAL ENERGY		109,433,581
FINANCIALS - 1.4%
Banks - 1.1%
Starling Bank Ltd. Series D (a)(b)(c)	1,013,900	3,140,643
Wells Fargo & Co.	570,400	27,641,584
		30,782,227
Consumer Finance - 0.2%
LendingTree, Inc. (a)	43,723	5,232,331
Diversified Financial Services - 0.1%
Firstmark Horizon Acquisition (b)	45,731	339,964
WeWork, Inc. (a)	259,600	1,770,472
		2,110,436
TOTAL FINANCIALS		38,124,994
HEALTH CARE - 9.8%
Biotechnology - 2.4%
ADC Therapeutics SA (a)	37,288	547,761
Agios Pharmaceuticals, Inc. (a)	115,000	3,347,650
Alnylam Pharmaceuticals, Inc. (a)	69,351	11,324,325
ALX Oncology Holdings, Inc. (a)	85,500	1,444,950
Arcutis Biotherapeutics, Inc. (a)	40,700	783,882
Argenx SE ADR (a)	16,531	5,212,390
Ascendis Pharma A/S sponsored ADR (a)	16,125	1,892,430
Aurinia Pharmaceuticals, Inc. (a)	235,500	2,915,490
Celldex Therapeutics, Inc. (a)	107,200	3,651,232
Cyteir Therapeutics, Inc.	17,000	64,090
Cytokinetics, Inc. (a)	131,600	4,844,196
Erasca, Inc.	182,000	1,565,200
Exelixis, Inc. (a)	156,600	3,550,122
Fusion Pharmaceuticals, Inc. (a)	22,300	173,271
Icosavax, Inc. (a)(d)	31,900	224,576
Imago BioSciences, Inc.	95,900	1,847,993
Instil Bio, Inc. (a)	157,300	1,690,975
Keros Therapeutics, Inc. (a)	39,700	2,158,886
Mirati Therapeutics, Inc. (a)	22,300	1,833,506
Monte Rosa Therapeutics, Inc.	54,800	768,296
Morphic Holding, Inc. (a)	38,600	1,549,790
Nuvalent, Inc. Class A (a)(d)	41,384	574,824
ORIC Pharmaceuticals, Inc. (a)	12,700	67,818
Poseida Therapeutics, Inc. (a)	9,300	41,664
Prelude Therapeutics, Inc. (a)	52,200	360,180
Protagonist Therapeutics, Inc. (a)	76,866	1,820,187
PTC Therapeutics, Inc. (a)	9,000	335,790
Relay Therapeutics, Inc. (a)	117,900	3,528,747
Repare Therapeutics, Inc. (a)	10,800	153,792
Tenaya Therapeutics, Inc. (a)	56,600	666,748
TG Therapeutics, Inc. (a)	89,800	853,998
Twist Bioscience Corp. (a)	23,100	1,140,678
Vaxcyte, Inc. (a)	79,545	1,921,012
Zentalis Pharmaceuticals, Inc. (a)	77,300	3,566,622
		66,423,071
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	607,492	26,905,821
Insulet Corp. (a)	26,800	7,139,252
Penumbra, Inc. (a)	30,700	6,819,391
TransMedics Group, Inc. (a)	337,741	9,098,743
		49,963,207
Health Care Providers & Services - 5.1%
agilon health, Inc. (a)	916,500	23,233,275
Alignment Healthcare, Inc. (a)	127,600	1,432,948
Cano Health, Inc. (a)	919,300	5,837,555
CareMax, Inc. Class A (a)	229,306	1,712,916
Centene Corp. (a)	273,800	23,051,222
Humana, Inc.	59,472	25,880,430
LifeStance Health Group, Inc. (d)	1,888,700	19,094,757
Oak Street Health, Inc. (a)(d)	898,900	24,162,432
P3 Health Partners, Inc. (b)	285,914	2,235,847
Surgery Partners, Inc. (a)	38,000	2,091,900
The Oncology Institute, Inc. (b)	112,536	802,382
UnitedHealth Group, Inc.	21,048	10,733,849
		140,269,513
Health Care Technology - 0.0%
Sema4 Holdings Corp. (b)	30,200	92,714
Life Sciences Tools & Services - 0.4%
Danaher Corp.	27,300	8,007,909
Sartorius Stedim Biotech	9,826	4,049,080
		12,056,989
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	39,400	2,651,620
Nabriva Therapeutics PLC (a)(d)	163,155	68,525
Nabriva Therapeutics PLC warrants 6/1/22 (a)	1,049,672	11
Nuvation Bio, Inc. (a)	40,528	213,177
Terns Pharmaceuticals, Inc. (a)	57,200	169,884
		3,103,217
TOTAL HEALTH CARE		271,908,711
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	21,400	9,445,960
Northrop Grumman Corp.	19,700	8,810,234
Raytheon Technologies Corp.	66,100	6,548,527
Space Exploration Technologies Corp. Class A (a)(b)(c)	13,000	728,000
		25,532,721
Building Products - 0.1%
The AZEK Co., Inc. (a)	107,400	2,667,816
View, Inc. (b)	179,413	313,614
		2,981,430
Electrical Equipment - 0.1%
FREYR Battery SA (a)	119,615	1,466,480
Marine - 0.1%
Golden Ocean Group Ltd. (d)	279,700	3,462,686
Road & Rail - 2.8%
Bird Global, Inc. (b)	87,563	214,529
Bird Global, Inc.	403,387	938,883
Bird Global, Inc.:
rights 11/4/26 (a)(c)	15,639	12,668
rights 11/4/26 (a)(c)	15,639	6,568
rights 11/4/26 (a)(c)	15,638	3,284
Lyft, Inc. (a)	709,716	27,253,094
Uber Technologies, Inc. (a)	1,356,293	48,392,534
		76,821,560
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (b)(c)	151,900	1,174,846
TOTAL INDUSTRIALS		111,439,723
INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment & Components - 1.0%
Flex Ltd. (a)	813,652	15,093,245
Jabil, Inc.	211,200	13,037,376
		28,130,621
IT Services - 7.7%
Block, Inc. Class A (a)(d)	104,900	14,224,440
Cognizant Technology Solutions Corp. Class A	186,000	16,678,620
Cyxtera Technologies, Inc. (b)	143,648	1,755,379
Dlocal Ltd.	392,365	12,265,330
Flywire Corp. (a)	122,127	3,734,644
GoDaddy, Inc. (a)	347,706	29,102,992
MasterCard, Inc. Class A	81,656	29,182,221
Nuvei Corp. (a)(e)	403,826	30,364,072
Payoneer Global, Inc. (b)	65,400	291,684
Repay Holdings Corp. (a)	395,400	5,840,058
Shift4 Payments, Inc. (a)(d)	167,300	10,360,889
TaskUs, Inc.	204,231	7,854,724
Thoughtworks Holding, Inc.	101,015	2,102,122
Thoughtworks Holding, Inc. (e)	56,655	1,178,991
Twilio, Inc. Class A (a)	104,277	17,185,892
Visa, Inc. Class A	142,133	31,520,835
		213,642,893
Semiconductors & Semiconductor Equipment - 9.6%
Applied Materials, Inc.	172,095	22,682,121
GlobalFoundries, Inc.	392,300	24,487,366
Lam Research Corp.	30,544	16,420,760
Marvell Technology, Inc.	277,170	19,875,861
Micron Technology, Inc.	157,755	12,287,537
NVIDIA Corp.	420,752	114,806,391
NXP Semiconductors NV	156,345	28,936,333
onsemi (a)	359,939	22,535,781
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,700	3,200,782
		265,232,932
Software - 15.9%
Adobe, Inc. (a)	26,457	12,054,338
BTRS Holdings, Inc. (a)	303,499	2,270,173
CCC Intelligent Solutions Holdings, Inc. (b)	26,636	294,061
Datadog, Inc. Class A (a)	16,600	2,514,402
DoubleVerify Holdings, Inc. (a)	400,956	10,092,063
Dynatrace, Inc. (a)	748,800	35,268,480
Elastic NV (a)	90,981	8,092,760
EngageSmart, Inc. (d)	194,400	4,142,664
Epic Games, Inc. (a)(b)(c)	8,216	5,785,214
Five9, Inc. (a)	24,600	2,715,840
HubSpot, Inc. (a)	27,893	13,247,501
Intapp, Inc.	396,800	9,527,168
Intuit, Inc.	36,490	17,545,852
Microsoft Corp.	790,744	243,794,275
Pine Labs Private Ltd. (b)(c)	2,299	1,286,520
Riskified Ltd.:
Class A (e)	3,675	22,197
Class B	143,774	868,395
Salesforce.com, Inc. (a)	215,831	45,825,238
SentinelOne, Inc.	15,000	581,100
ServiceNow, Inc. (a)	25,218	14,043,652
Stripe, Inc. Class B (a)(b)(c)	10,400	384,384
Synopsys, Inc. (a)	5,300	1,766,331
The Trade Desk, Inc. (a)	102,050	7,066,963
Viant Technology, Inc. (a)	191,401	1,253,677
		440,443,248
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	288,604	50,393,144
IonQ, Inc. (b)	87,900	1,065,524
		51,458,668
TOTAL INFORMATION TECHNOLOGY		998,908,362
MATERIALS - 4.2%
Chemicals - 0.7%
CF Industries Holdings, Inc.	44,700	4,606,782
Nutrien Ltd.	103,500	10,762,965
The Mosaic Co.	70,400	4,681,600
		20,051,347
Metals & Mining - 3.5%
Alcoa Corp.	119,900	10,794,597
ArcelorMittal SA Class A unit GDR (d)	83,600	2,676,036
Freeport-McMoRan, Inc.	1,637,300	81,439,302
		94,909,935
TOTAL MATERIALS		114,961,282
UTILITIES - 1.3%
Electric Utilities - 0.6%
Constellation Energy Corp.	15,333	862,481
Exelon Corp.	46,000	2,190,980
ORSTED A/S (e)	97,394	12,190,954
		15,244,415
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	241,400	20,123,104
TOTAL UTILITIES		35,367,519
TOTAL COMMON STOCKS (Cost $1,832,080,686)		2,677,185,478

Preferred Stocks - 2.8%
	Shares	Value ($)
Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	7,410	71,016
Series C(a)(b)(c)	29,156	279,425
Series D(b)(c)	54,800	525,192
		875,633
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (b)(c)	10,300	4,191,173
Instacart, Inc.:
Series H(a)(b)(c)	39,942	2,808,721
Series I(a)(b)(c)	13,388	941,444
		7,941,338
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (b)(c)	49,900	1,039,113

TOTAL CONSUMER DISCRETIONARY		9,856,084

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(b)(c)	40,445	1,310,822

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (b)(c)	57,277	2,735,550

Tobacco - 0.2%
JUUL Labs, Inc.:
Series C(a)(b)(c)	131,549	5,394,824
Series D(a)(b)(c)	741	30,388
		5,425,212
TOTAL CONSUMER STAPLES		9,471,584

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (b)(c)	149,903	3,156,957
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,941	2,206,960
Series N(a)(b)(c)	8,100	4,536,000
		9,899,917
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (b)(c)	64,780	6,683,353

Road & Rail - 0.1%
Convoy, Inc. Series D (a)(b)(c)	197,216	3,253,650

TOTAL INDUSTRIALS		19,836,920

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	32,200	2,468,848
Xsight Labs Ltd. Series D (a)(b)(c)	74,300	741,514
		3,210,362
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	1,172,546	1,299,983

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	17,456	2,570,396
Yanka Industries, Inc.:
Series E(a)(b)(c)	53,172	1,694,953
Series F(b)(c)	55,568	1,771,330
		6,036,679
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(b)(c)	44,969	381,337
Series F2(b)(c)	23,746	201,366
SiMa.ai Series B (b)(c)	171,100	1,117,283
		1,699,986
Software - 0.2%
Databricks, Inc. Series G (a)(b)(c)	9,000	1,752,570
Mountain Digital, Inc. Series D (b)(c)	118,780	2,727,818
Stripe, Inc. Series H (b)(c)	4,500	166,320
Tenstorrent, Inc. Series C1 (b)(c)	4,700	352,688
		4,999,396
TOTAL INFORMATION TECHNOLOGY		17,246,406

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	99,028	2,790,609

TOTAL CONVERTIBLE PREFERRED STOCKS		59,201,603
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,673,000	65,916
Waymo LLC Series A2 (a)(b)(c)	7,496	687,548
		753,464
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (b)	214,805	4,941,460

TOTAL CONSUMER DISCRETIONARY		5,694,924

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(c)(f)	105,185	3,019,147

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Gupshup, Inc. (b)(c)	70,900	1,420,127

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(b)(c)	5,494	3,074,442
Series A(b)(c)	1,373	768,331
Series B(b)(c)	1,494	836,042
Series B2(b)(c)	1,208	675,997
Series C(b)(c)	2,247	1,257,421
Series C1(b)(c)	473	264,691
Series D(b)(c)	506	283,158
		7,160,082
TOTAL INFORMATION TECHNOLOGY		8,580,209

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,294,280
TOTAL PREFERRED STOCKS (Cost $58,227,497)		76,495,883

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (b)(c)	1,609,900	1,541,801
4% 5/22/27 (b)(c)	130,700	206,872
4% 6/12/27 (b)(c)	35,600	56,348
Cost ($1,776,200)		1,805,021

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(c)	499,219	499,219
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(c)(h)	1,054,022	1,054,022
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h)	260,000	260,000
TOTAL PREFERRED SECURITIES (Cost $1,813,241)		1,813,241

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	4,133,926	4,134,753
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	161,196,197	161,212,317
TOTAL MONEY MARKET FUNDS (Cost $165,347,070)		165,347,070

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $2,059,244,694)	2,922,646,693
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(159,346,947)
NET ASSETS - 100.0%	2,763,299,746

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,686,738 or 4.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,634,407 or 1.9% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series A	4/09/21	4,746,431
Bird Global, Inc.	5/11/21	875,630
Blink Health LLC Series A1	12/30/20	225,578
Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028
Bombas LLC	2/16/21 - 11/12/21	3,539,531
Bowery Farming, Inc. Series C1	5/18/21	3,450,899
ByteDance Ltd. Series E1	11/18/20	1,912,727
Cazoo Group Ltd.	3/28/21	379,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	266,360
CelLink Corp. Series D	1/20/22	1,039,113
Circle Internet Financial Ltd. Series E	5/11/21	3,486,300
Convoy, Inc. Series D	10/30/19	2,670,305
Cyxtera Technologies, Inc.	2/21/21	1,436,480
Databricks, Inc. Series G	2/01/21	1,596,311
Delhivery Private Ltd.	5/20/21	741,460
Diamond Foundry, Inc. Series C	3/15/21	2,376,672
Enevate Corp. Series E	1/29/21	1,299,984
Enevate Corp. 0% 1/29/23	1/29/21	499,219
Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200
Firstmark Horizon Acquisition	10/06/21	342,983
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	994,523
GaN Systems, Inc. Series F1	11/30/21	381,337
GaN Systems, Inc. Series F2	11/30/21	201,366
GaN Systems, Inc. 0%	11/30/21	1,054,022
GoBrands, Inc. Series G	3/02/21	2,572,088
Gupshup, Inc.	6/08/21	1,621,143
Innovid Corp.	6/24/21	1,410,620
Instacart, Inc. Series H	11/13/20	2,396,520
Instacart, Inc. Series I	2/26/21	1,673,500
IonQ, Inc.	3/07/21	879,000
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Meesho Series F	9/21/21	2,468,848
Mountain Digital, Inc. Series D	11/05/21	2,727,818
Neutron Holdings, Inc.	2/04/21	1,066
Neutron Holdings, Inc. Series 1C	7/03/18	305,891
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	1,609,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600
P3 Health Partners, Inc.	5/25/21	2,859,140
Payoneer Global, Inc.	2/03/21	654,000
Pine Labs Private Ltd.	6/30/21	857,205
Pine Labs Private Ltd. Series 1	6/30/21	2,048,493
Pine Labs Private Ltd. Series A	6/30/21	511,937
Pine Labs Private Ltd. Series B	6/30/21	557,053
Pine Labs Private Ltd. Series B2	6/30/21	450,415
Pine Labs Private Ltd. Series C	6/30/21	837,816
Pine Labs Private Ltd. Series C1	6/30/21	176,363
Pine Labs Private Ltd. Series D	6/30/21	188,667
Rad Power Bikes, Inc.	1/21/21	274,158
Rad Power Bikes, Inc. Series A	1/21/21	35,745
Rad Power Bikes, Inc. Series C	1/21/21	140,644
Rad Power Bikes, Inc. Series D	9/17/21	525,192
Relativity Space, Inc. Series E	5/27/21	3,423,050
Sema4 Holdings Corp.	2/09/21	302,000
SiMa.ai Series B	5/10/21	877,298
Sonder Holdings, Inc.	4/29/21	580,230
Space Exploration Technologies Corp. Class A	2/16/21	545,987
Space Exploration Technologies Corp. Series I	4/05/18	666,029
Space Exploration Technologies Corp. Series N	8/04/20	2,187,000
Starling Bank Ltd. Series D	6/18/21	1,812,737
Stripe, Inc. Class B	5/18/21	417,335
Stripe, Inc. Series H	3/15/21	180,563
Tenstorrent, Inc. Series C1	4/23/21	279,435
Tenstorrent, Inc. 0%	4/23/21	260,000
The Beachbody Co., Inc.	2/09/21	1,193,540
The Oncology Institute, Inc.	6/28/21	1,125,360
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,019,147
View, Inc.	3/05/21	1,794,130
Waymo LLC Series A2	5/08/20	643,661
Xsight Labs Ltd. Series D	2/16/21	594,103
Yanka Industries, Inc. Series E	5/15/20	642,275
Yanka Industries, Inc. Series F	4/08/21	1,771,330
Zomato Ltd.	12/09/20 - 2/10/21	1,100,721

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	3,496,381	107,774,318	107,135,946	1,301	-	-	4,134,753	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	124,803,443	367,950,793	331,541,919	165,068	-	-	161,212,317	0.4%
Total	128,299,824	475,725,111	438,677,865	166,369	-	-	165,347,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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